Vessels, net/Assets held for sale, Net Book Value (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Net Book Value [Abstract]
Beginning balance	$ 343,408,466
Ending balance	302,550,388
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	372,382,480
Transfer to Assets held for sale	(26,016,507)
Vessel disposals	(9,093,719)
Ending balance	337,272,254
Accumulated Depreciation [Abstract]
Beginning balance	(28,974,014)
Transfer to Assets held for sale	3,642,788
Vessel disposals	872,582
Period depreciation	(10,263,222)
Ending balance	(34,721,866)
Net Book Value [Abstract]
Beginning balance	343,408,466
Transfer to Assets held for sale	(22,373,719)
Vessel disposals	(8,221,137)
Ending balance	$ 302,550,388